Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of warrant liability by fair value hierarchy
The fair value of warrant liabilities at December 31, 2020 is as follows:

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrant liabilities	$62,100,000	$—	$—	$62,100,000
Private Placement Warrant liabilities	$—	$—	$28,439,999	$28,439,999

Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table

sets forth by level, within the fair va
l
ue hierarchy, the Company’s liabilities measured at fair value on a recurring and non-recurring
basis as of June 30, 2021:

(in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities measured at fair value on a recurring basis:
Contingent consideration	$12,347	$—	$—	$12,347
Public Warrant Liabilities	84,870	84,870	—	—
Private Placement Warrant Liabilities	38,973	—	—	38,973

Total Liabilities	$136,190	$84,870	$—	$51,320

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring and non-recurring
basis as of December 31, 2020:

(in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities measured at fair value on a recurring basis:
Contingent consideration	$5,172	$—	$—	$5,172

Total Liabilities	$5,172	$—	$—	$5,172

Summary of Liabilities Measured At Fair Value Using Significant Unobservable Inputs
Activity of the assets and liabilities measured at fair value using significant unobservable inputs was as follows:

	Fair Value Measurements For the three months ended June 30,
	2021	2020
Opening Balance as at April 1,	$5,457	$23,429
Embedded derivative recognized under Term Loan 2	—	51,328
Change in fair value of embedded derivative	—	306
Change in fair value of contingent consideration	(496)	—
Contingent consideration recognized due to acquisitions	—	2,695
Warrants acquired in the Business Combination	163,058	—
Change in fair value of warrants	(39,215)	—
Contingent consideration settled through equity	9,600	(1,958)
Contingent consideration payments	(2,214)	—

Closing Balance as at June 30,	$136,190	$75,800

	Fair Value Measurements For the six months ended June 30,
	2021	2020
Opening Balance as at January 1,	$5,172	$23,429
Embedded derivative recognized under Term Loan 2	—	51,328
Change in fair value of embedded derivative	—	306
Change in fair value of contingent consideration	(211)	—
Contingent consideration recognized due to acquisitions	—	2,695
Warrants acquired in the Business Combination	163,058	—
Change in fair value of warrants	(39,215)	—
Contingent consideration settled through equity	9,600	(1,958)
Contingent consideration payments	(2,214)	—

Closing Balance as at June 30,	$136,190	$75,800

Jaws Acquisition Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements
The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements:

	As of May 18, 2020 (Initial Measurement)	As of June 30, 2020	As of September 30, 2020	As of December 31, 2020
Exercise price	$11.50	$11.50	$11.50	$11.50
Stock price	$10.00	$10.00	$10.41	$13.41
Term (years)	5.0	5.0	5.0	5.3
Volatility	45.0%	45.0%	29.0%	12.9%
Risk free interest rate	0.4%	0.3%	0.3%	0.4%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Public warrant price	$0.00	$0.00	$2.12	$2.70

Summary of fair value of the company's warrant liability
The following table provides a roll-forward of the fair value of the Company’s warrant liabilities, for which fair value was determined using Level 3 inputs:

Warrant liabilities
Fair value at December 31, 2019	$—
Issuance of warrants	—

Fair value at March 31, 2020	—
Issuance of warrants	67,066,666
Change in fair value	—

Fair value at June 30, 2020	67,066,666
Change in fair value	4,445,333

Fair value at September 30, 2020	71,511,999
Change in fair value	19,028,000

Fair value at December 31, 2020	$90,539,999

Summary of fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2020 are as follows:

Held-To-Maturity		Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Matures on 1/5/2021)	1	$690,294,710	$5,290	$690,300,000

Embedded Derivative Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements	The recurring Level 3 fair value measurements of the embedded derivative liability included the following significant unobservable inputs as of June 1, 2020 and June 30, 2020:

	Range as of
Unobservable Input	June 1, 2020	June 30, 2020
Probability of change of control	90%	90%
Probability of issuance of debt	5%	5%
Expected date of event	Fourth Quarter 2020	Fourth Quarter 2020
Discount rate	39%	38%

Warrant Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements
The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements of the warrants liabilities:

	As of
Unobservable Input	June 3, 2021	June 30, 2021
Exercise price	$11.50	$11.50
Stock price	$14.75	$12.10
Term (years)	5.0	4.9
Volatility	37.1%	44.8%
Rick free interest rate	0.8%	0.9%
Dividend yield	None	None
Public warrant price	$4.85	$3.69